Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Objectives, Policies and Processes for Managing Capital1 [Abstract]
Disclosure of key measurements used to monitor our capital position
Two key measurements used to monitor our capital position are total debt to total capital and net debt to total capital, calculated as follows:

As at	December 31, 2022	December 31, 2021
Debt
Current and long-term lease obligation	$37	$28
Long-term debt, excluding deferred financing costs	500	501
Interest rate swaps[1]	—	1
Open letters of credit[1]	61	65
Total debt	598	595
Shareholders’ equity	7,619	7,656
Total capital	8,217	8,251
Total debt to total capital	7%	7%

Total debt	598	595
Cash and cash equivalents	(1,162)	(1,568)
Open letters of credit[1]	(61)	(65)
Interest rate swaps[1]	—	(1)
Net debt	$(625)	$(1,039)
Shareholders’ equity	$7,619	$7,656
Total capital, net of cash	6,994	6,617
Net debt to total capital	(9%)	(16%)
1.Letters of credit facilities and the fair value of interest rate swaps are part of our bank covenants’ total debt calculation.